Convertible Promissory Notes, Net - Schedule of Derivative Liability (Details)		Dec. 31, 2025 USD ($) shares	Dec. 30, 2025 USD ($) shares	Dec. 02, 2025 USD ($) shares	Nov. 11, 2025 USD ($) shares	Sep. 15, 2025 USD ($) shares	Jul. 17, 2025 USD ($) shares	Jun. 16, 2025 USD ($) shares	Jun. 05, 2025 USD ($) shares	Dec. 31, 2024 USD ($)
Schedule of Derivative Liability [Line Items]
Estimated warrant amount (in Shares) | shares	[1]	262,500,000	21,067,416	18,750,000	37,974,684	27,906,977	15,789,474	24,193,548	75,000,000
Fair value of warrants at inception (in Dollars) | $		$ 722,192	$ 107,463	$ 86,267	$ 85,160	$ 173,455	$ 85,213	$ 85,665	$ 128,417
Stock price [Member]
Schedule of Derivative Liability [Line Items]
Derivative liability		0.01	0.0178	0.016	0.0079	0.0215	0.019	0.0124	0.006
Exercise price [Member]
Schedule of Derivative Liability [Line Items]
Derivative liability		0.0095	0.0169	0.0152	0.0075	0.0204	0.018	0.0118	0.0057
Term (years) [Member]
Schedule of Derivative Liability [Line Items]
Derivative liability		2.5	2.5	2.5	2.5	2.5	2.5	2.5	2.5
Annual volatility [Member]
Schedule of Derivative Liability [Line Items]
Derivative liability		43.81	43.82	43.86	43.81	43.53	41.81	42.05	42.06
Risk free rate [Member]
Schedule of Derivative Liability [Line Items]
Derivative liability		3.55	3.5	3.54	3.55	3.5	3.89	3.93	3.9
Dividend yield [Member]
Schedule of Derivative Liability [Line Items]
Derivative liability		0	0	0	0	0	0	0	0

[1]	Amount at December 31, 2025 represents the total estimated number of warrants.